Calvert
Ultra-Short Duration Income Fund
December 31, 2022
Schedule of Investments (Unaudited)

Asset-Backed Securities — 16.6%

Security	Principal Amount (000's omitted)	Value
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class A3, 0.53%, 6/18/25	$2,439	$ 2,411,028
Amur Equipment Finance Receivables IX, LLC, Series 2021-1A, Class A2, 0.75%, 11/20/26(1)	2,057	1,982,840
BHG Securitization Trust:
Series 2021-B, Class A, 0.90%, 10/17/34(1)	4,499	4,237,553
Series 2022-B, Class A, 3.75%, 6/18/35(1)	1,449	1,426,434
Chesapeake Funding II, LLC, Series 2020-1A, Class A2, 4.968%, (1 mo. USD LIBOR + 0.65%), 8/15/32(1)(2)	432	431,923
CNH Equipment Trust, Series 2022-B, Class A2, 3.94%, 12/15/25	680	671,747
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	3,466	2,664,340
Conn's Receivables Funding, LLC:
Series 2021-A, Class A, 1.05%, 5/15/26(1)	18	18,488
Series 2021-A, Class C, 4.59%, 5/15/26(1)	8,000	7,645,037
Series 2022-A, Class A, 5.87%, 12/15/26(1)	4,626	4,618,607
Consumer Loan Underlying Bond (CLUB) Credit Trust, Series 2020-P1, Class C, 4.61%, 3/15/28(1)	992	967,010
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24(1)	358	355,699
Donlen Fleet Lease Funding 2, LLC, Series 2021-2, Class A1, 4.604%, (1 mo. USD LIBOR + 0.33%), 12/11/34(1)(2)	2,203	2,193,992
Ford Credit Auto Owner Trust, Series 2022-C, Class A2A, 4.52%, 4/15/25	1,880	1,873,843
GM Financial Automobile Leasing Trust, Series 2021-1, Class A3, 0.26%, 2/20/24	4,025	3,990,813
Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.74%, 2/25/39(1)	766	720,604
Hyundai Auto Receivables Trust, Series 2022-C, Class A2A, 5.35%, 11/17/25	4,000	4,009,365
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	968	925,053
Series 2021-3, Class B, 0.76%, 2/26/29(1)	1,323	1,246,771
Series 2021-3, Class C, 0.86%, 2/26/29(1)	1,477	1,390,319
Series 2021-3, Class D, 1.009%, 2/26/29(1)	590	553,650
Lendingpoint Asset Securitization Trust:
Series 2022-A, Class A, 1.68%, 6/15/29(1)	2,730	2,699,499
Series 2022-C, Class A, 6.56%, 2/15/30(1)	7,446	7,415,790
LL ABS Trust:
Series 2019-1A, Class B, 3.79%, 1/17/28(1)	140	140,289
Series 2021-1A, Class A, 1.07%, 5/15/29(1)	549	529,820
Series 2022-1A, Class A, 3.76%, 11/15/29(1)	4,749	4,651,912
Marlette Funding Trust:
Series 2019-4A, Class C, 3.76%, 12/17/29(1)	1,652	1,620,098
Series 2020-2A, Class C, 2.83%, 9/16/30(1)	126	125,341
Series 2021-2A, Class A, 0.51%, 9/15/31(1)	68	67,734
Security	Principal Amount (000's omitted)	Value
Marlette Funding Trust: (continued)
Series 2021-3A, Class A, 0.65%, 12/15/31(1)	$886	$ 874,580
MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	175	159,287
Octane Receivables Trust, Series 2021-2A, Class A, 1.21%, 9/20/28(1)	1,581	1,504,002
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	8,365	8,184,063
Oscar US Funding XII, LLC, Series 2021-1A, Class A2, 0.40%, 3/11/24(1)	192	191,697
Pagaya AI Debt Selection Trust:
Series 2021-1, Class A, 1.18%, 11/15/27(1)	3,037	2,992,019
Series 2021-2, 3.00%, 1/25/29(1)	1,839	1,713,554
Series 2021-3, Class A, 1.15%, 5/15/29(1)	3,215	3,133,131
Series 2021-5, Class A, 1.53%, 8/15/29(1)	2,502	2,413,237
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	1,836	1,733,033
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A2, 3.83%, 12/16/24(1)	2,300	2,283,638
Prodigy Finance CM DAC, Series 2021-1A, Class A, 5.639%, (1 mo. USD LIBOR + 1.25%), 7/25/51(1)(2)	2,492	2,410,056
Prosper Marketplace Issuance Trust, Series 2019-4A, Class C, 4.95%, 2/17/26(1)	1,693	1,672,526
Purchasing Power Funding, LLC, Series 2021-A, Class A, 1.57%, 10/15/25(1)	5,740	5,580,050
Santander Drive Auto Receivables Trust, Series 2022-5, Class A2, 3.98%, 1/15/25	2,120	2,109,523
SoFi Consumer Loan Program Trust, Series 2022-1S, Class A, 6.21%, 4/15/31(1)	8,200	8,202,112
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	2,343	2,115,734
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	26	25,350
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	1,525	1,358,881
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	7,032	7,010,867
Upstart Pass-Through Trust, Series 2020-ST2, Class A, 3.50%, 3/20/28(1)	3,724	3,638,540
Upstart Securitization Trust:
Series 2020-1, Class C, 4.899%, 4/22/30(1)	1,572	1,540,859
Series 2021-3, Class A, 0.83%, 7/20/31(1)	603	590,469
Series 2021-4, Class A, 0.84%, 9/20/31(1)	2,669	2,584,090
Series 2021-5 , Class A, 1.31%, 11/20/31(1)	683	653,902
Vantage Data Centers Issuer, LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	4,955	4,081,314
Verizon Owner Trust, Series 2020-2A, Class A1B, 4.623%, (1 mo. USD LIBOR + 0.27%), 7/22/24(2)	2,126	2,125,073

Calvert
Ultra-Short Duration Income Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
World Omni Auto Receivables Trust, Series 2022-D, Class A2A, 5.51%, 3/16/26	$2,338	$ 2,343,826
Total Asset-Backed Securities (identified cost $138,967,757)		$134,811,012

Collateralized Mortgage Obligations — 4.2%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 5.678%, (30-day average SOFR + 1.75%), 3/25/31(1)(2)	$2,238	$ 2,231,809
Series 2021-1A, Class M1B, 6.128%, (30-day average SOFR + 2.20%), 3/25/31(1)(2)	1,500	1,482,952
Series 2021-2A, Class M1A, 5.128%, (30-day average SOFR + 1.20%), 6/25/31(1)(2)	4,654	4,617,839
Series 2021-3A, Class M1A, 4.928%, (30-day average SOFR + 1.00%), 9/25/31(1)(2)	3,431	3,367,873
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M2AT, 5.439%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	925	924,905
Series 2019-DNA4, Class M2, 6.339%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	172	172,643
Series 2021-DNA3, Class M1, 4.678%, (30-day average SOFR + 0.75%), 10/25/33(1)(2)	728	723,288
Series 2022-DNA2, Class M1A, 5.228%, (30-day average SOFR + 1.30%), 2/25/42(1)(2)	4,428	4,387,494
Series 2022-HQA1, Class M1A, 6.028%, (30-day average SOFR + 2.10%), 3/25/42(1)(2)	1,995	1,990,329
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C03, Class 2M2, 7.289%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	22	22,165
Series 2014-C04, Class 1M2, 9.289%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	4,310	4,526,176
Series 2019-R02, Class 1M2, 6.689%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	142	142,067
Series 2019-R06, Class 2B1, 8.139%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(2)	1,705	1,680,243
Series 2019-R06, Class 2M2, 6.489%, (1 mo. USD LIBOR + 2.10%), 9/25/39(1)(2)	426	426,605
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 7.239%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(2)	2,628	2,578,982
RESIMAC Bastille Trust:
Series 2018-1NCA, Class A1, 5.022%, (1 mo. USD LIBOR + 0.85%), 12/5/59(1)(2)	215	214,527
Series 2021-2NCA, Class A1B, 5.048%, (SOFR + 0.74%), 2/3/53(1)(2)	3,437	3,403,821
Security	Principal Amount (000's omitted)	Value
RESIMAC Premier Trust, Series 2020-1A, Class A1A, 5.267%, (1 mo. USD LIBOR + 1.05%), 2/7/52(1)(2)	$1,091	$ 1,086,703
Total Collateralized Mortgage Obligations (identified cost $34,259,818)		$ 33,980,421

Commercial Mortgage-Backed Securities — 6.2%

Security	Principal Amount (000's omitted)	Value
BBCMS Mortgage Trust, Series 2017-DELC, Class A, 5.293%, (1 mo. USD LIBOR + 0.975%), 8/15/36(1)(2)	$4,321	$ 4,248,245
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 5.37%, (SOFR + 1.034%), 10/15/36(1)(2)	10,818	10,692,154
Series 2021-VOLT, Class B, 5.268%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(2)	4,129	3,901,357
Series 2021-VOLT, Class C, 5.418%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(2)	1,908	1,795,315
Series 2021-VOLT, Class D, 5.968%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(2)	1,427	1,339,262
Extended Stay America Trust:
Series 2021-ESH, Class A, 5.398%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(2)	7,408	7,205,892
Series 2021-ESH, Class B, 5.698%, (1 mo. USD LIBOR + 1.38%), 7/15/38(1)(2)	3,127	3,011,232
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M7, 6.339%, (1 mo. USD LIBOR + 1.95%), 3/25/50(1)(2)	712	698,172
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 5.468%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(2)	3,132	3,046,672
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 5.968%, (1 mo. USD LIBOR + 1.65%), 5/15/36(1)(2)(3)	5,629	5,387,954
VMC Finance, LLC, Series 2021-HT1, Class A, 5.989%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(2)	9,042	8,755,458
Total Commercial Mortgage-Backed Securities (identified cost $51,487,482)		$50,081,713

Corporate Bonds — 58.0%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.4%
Celanese US Holdings, LLC, 5.90%, 7/5/24	$3,000	$ 3,000,813
		$ 3,000,813
Communications — 3.2%
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	$7,010	$ 6,549,233

Calvert
Ultra-Short Duration Income Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Communications (continued)
Rogers Communications, Inc.:
2.95%, 3/15/25(1)	$5,000	$ 4,768,239
4.10%, 10/1/23	6,500	6,446,174
Sprint Corp., 7.875%, 9/15/23	3,000	3,048,558
Verizon Communications, Inc., 4.823%, (SOFR + 0.50%), 3/22/24(2)	5,000	4,962,568
		$ 25,774,772
Consumer, Cyclical — 5.6%
Brunswick Corp., 0.85%, 8/18/24	$3,575	$ 3,305,078
Daimler Trucks Finance North America, LLC:
4.779%, (SOFR + 0.50%), 6/14/23(1)(2)	3,000	2,996,509
4.918%, (SOFR + 0.60%), 12/14/23(1)(2)	7,500	7,456,076
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.50%, 10/20/25(1)	4,788	4,673,686
General Motors Financial Co., Inc.:
4.416%, (SOFR + 0.62%), 10/15/24(2)	11,698	11,372,987
4.992%, (SOFR + 1.30%), 4/7/25(2)	1,908	1,860,893
Genuine Parts Co., 1.75%, 2/1/25	846	790,548
Hyatt Hotels Corp., 1.30%, 10/1/23	7,349	7,145,785
Nordstrom, Inc., 2.30%, 4/8/24	1,572	1,475,817
Warnermedia Holdings, Inc., 6.092%, (SOFR + 1.78%), 3/15/24(1)(2)	4,550	4,536,660
		$45,614,039
Consumer, Non-cyclical — 5.2%
Baxter International, Inc.:
4.495%, (SOFR + 0.26%), 12/1/23(2)	$3,000	$2,977,426
4.654%, (SOFR + 0.44%), 11/29/24(2)	3,000	2,944,113
Centene Corp., 4.25%, 12/15/27	5,500	5,170,375
JDE Peet's NV, 0.80%, 9/24/24(1)	7,000	6,397,859
Kraft Heinz Foods Co., 3.875%, 5/15/27	3,200	3,062,317
PerkinElmer, Inc., 0.85%, 9/15/24	7,017	6,507,009
Royalty Pharma PLC, 0.75%, 9/2/23	2,500	2,422,616
Thermo Fisher Scientific, Inc.:
4.16%, (SOFR + 0.35%), 4/18/23(2)	5,375	5,363,164
4.34%, (SOFR + 0.53%), 10/18/24(2)	1,765	1,748,840
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	6,200	5,768,379
		$42,362,098
Energy — 0.2%
NuStar Logistics, L.P., 5.75%, 10/1/25	$1,404	$1,352,127
		$1,352,127
Financial — 39.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 10/29/24	$3,000	$2,760,673
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust: (continued)
4.125%, 7/3/23	$3,000	$ 2,979,360
5.003%, (SOFR + 0.68%), 9/29/23(2)	7,000	6,872,576
Ally Financial, Inc., 1.45%, 10/2/23	13,000	12,606,145
Banco Santander S.A.:
5.147%, 8/18/25	3,000	2,969,792
5.782%, (3 mo. USD LIBOR + 1.09%), 2/23/23(2)	3,330	3,332,501
Bank of America Corp.:
4.684%, (SOFR + 0.73%), 10/24/24(2)	13,800	13,676,743
4.763%, (SOFR + 0.66%), 2/4/25(2)	11,000	10,853,271
5.068%, (SOFR + 1.10%), 4/25/25(2)	5,055	5,027,213
Bank of Montreal:
4.623%, (SOFR + 0.35%), 12/8/23(2)	4,200	4,185,976
4.983%, (SOFR + 0.71%), 3/8/24(2)	4,000	3,981,876
Bank of Nova Scotia (The):
0.55%, 9/15/23	2,600	2,519,310
4.241%, (SOFR + 0.44%), 4/15/24(2)(4)	5,000	4,958,000
4.862%, (SOFR + 0.55%), 9/15/23(2)	8,500	8,490,591
BBVA Bancomer S.A./Texas, 1.875%, 9/18/25(1)	1,718	1,559,892
BPCE S.A., 4.358%, (SOFR + 0.57%), 1/14/25(1)(2)	4,000	3,920,514
Canadian Imperial Bank of Commerce, 4.663%, (SOFR + 0.34%), 6/22/23(2)	5,000	4,992,511
Capital One Financial Corp.:
2.60%, 5/11/23	8,000	7,936,274
4.963%, (SOFR + 0.69%), 12/6/24(2)	12,000	11,774,233
Citigroup, Inc.:
1.678% to 5/15/23, 5/15/24(5)	3,723	3,670,805
4.615%, (SOFR + 0.69%), 1/25/26(2)	2,778	2,716,625
4.734%, (SOFR + 0.67%), 5/1/25(2)	4,618	4,550,043
Corebridge Global Funding, 0.80%, 7/7/23(1)	3,000	2,934,100
Credit Agricole S.A., 1.247% to 1/26/26, 1/26/27(1)(5)	1,968	1,723,201
Discover Bank, 4.20%, 8/8/23	8,385	8,332,454
GA Global Funding Trust:
4.79%, (SOFR + 0.50%), 9/13/24(1)(2)	5,000	4,858,396
5.086%, (SOFR + 1.36%), 4/11/25(1)(2)	5,000	4,890,378
Goldman Sachs Group, Inc. (The):
4.374%, (SOFR + 0.49%), 10/21/24(2)	8,000	7,877,372
4.853%, (SOFR + 0.58%), 3/8/24(2)	7,903	7,855,227
5.702%, (SOFR + 1.39%), 3/15/24(2)	10,200	10,196,272
HAT Holdings I, LLC/HAT Holdings II, LLC, 6.00%, 4/15/25(1)	3,000	2,910,000
HSBC Holdings PLC:
0.732% to 8/17/23, 8/17/24(5)	6,876	6,627,484
3.60%, 5/25/23	1,500	1,490,774
JPMorgan Chase & Co.:
4.898%, (SOFR + 0.58%), 3/16/24(2)	8,440	8,416,224

Calvert
Ultra-Short Duration Income Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
JPMorgan Chase & Co.: (continued)
5.119%, (SOFR + 0.92%), 2/24/26(2)	$14,000	$ 13,776,508
5.274%, (SOFR + 1.32%), 4/26/26(2)	4,375	4,336,934
Lincoln National Corp., 4.00%, 9/1/23	8,000	7,939,196
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(5)	3,752	3,592,319
Nationwide Building Society, 0.55%, 1/22/24(1)	9,000	8,555,467
Newmark Group, Inc., 6.125%, 11/15/23	5,950	5,903,246
OneMain Finance Corp., 5.625%, 3/15/23	9,731	9,710,468
Pricoa Global Funding I, 3.45%, 9/1/23(1)	3,000	2,967,075
Radian Group, Inc.:
4.50%, 10/1/24	2,000	1,932,560
6.625%, 3/15/25	4,100	4,051,331
Santander UK Group Holdings PLC, 1.532% to 8/21/25, 8/21/26(5)	2,283	2,013,163
Simon Property Group, LP, 4.156%, (SOFR + 0.43%), 1/11/24(2)	5,000	4,954,240
Skandinaviska Enskilda Banken AB, 0.55%, 9/1/23(1)	1,900	1,842,278
Standard Chartered PLC, 5.123%, (SOFR + 0.93%), 11/23/25(1)(2)	4,000	3,887,830
State Street Corp., 3.70%, 11/20/23	4,875	4,816,168
Swedbank AB, 1.30%, 6/2/23(1)	2,500	2,455,525
Synchrony Bank, 5.40%, 8/22/25	3,175	3,119,251
Synchrony Financial, 4.25%, 8/15/24	3,000	2,932,985
Toronto-Dominion Bank (The), 0.30%, 6/2/23	10,000	9,814,056
Truist Financial Corp., 4.679%, (SOFR + 0.40%), 6/9/25(2)	4,500	4,407,505
UBS AG:
4.555%, (SOFR + 0.32%), 6/1/23(1)(2)	4,000	3,995,201
4.565%, (SOFR + 0.45%), 8/9/24(1)(2)	9,000	8,939,322
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(5)	1,976	1,751,657
Wells Fargo & Co., 5.241%, (SOFR + 1.32%), 4/25/26(2)	5,000	4,986,823
		$317,127,914
Industrial — 0.9%
Jabil, Inc., 1.70%, 4/15/26	$940	$834,080
Penske Truck Leasing Co., LP/PTL Finance Corp., 4.125%, 8/1/23(1)	850	845,418
TD SYNNEX Corp., 1.25%, 8/9/24	2,778	2,581,698
Teledyne Technologics, Inc., 0.95%, 4/1/24	3,000	2,835,508
		$7,096,704
Technology — 1.1%
Kyndryl Holdings, Inc., 2.05%, 10/15/26	$1,703	$1,391,500
Seagate HDD Cayman, 4.75%, 6/1/23	2,740	2,729,369
SK Hynix, Inc., 1.50%, 1/19/26(1)	4,000	3,468,266
Security	Principal Amount (000’s omitted)	Value
Technology (continued)
VMware, Inc., 0.60%, 8/15/23	$1,786	$ 1,739,775
		$ 9,328,910
Utilities — 2.4%
NextEra Energy Capital Holdings, Inc.:
4.465%, (SOFR + 0.40%), 11/3/23(2)	$10,000	$ 9,960,265
4.775%, (SOFR + 0.54%), 3/1/23(2)	4,014	4,012,323
Southern California Gas Co., 5.103%, (3 mo. USD LIBOR + 0.35%), 9/14/23(2)	5,799	5,783,074
		$ 19,755,662
Total Corporate Bonds (identified cost $481,011,357)		$471,413,039

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(6)(7)	$1,000	$ 945,740
Total High Social Impact Investments (identified cost $1,000,000)		$ 945,740

Senior Floating-Rate Loans — 0.4%(8)

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.4%
CenturyLink, Inc., Term Loan, 6.634%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$1,978	$ 1,880,260
UPC Financing Partnership, Term Loan, 7.243%, (1 mo. USD LIBOR + 2.93%), 1/31/29	1,500	1,471,094
Total Senior Floating-Rate Loans (identified cost $3,454,719)		$ 3,351,354

Calvert
Ultra-Short Duration Income Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Taxable Municipal Obligations — 0.5%

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.5%
Massachusetts, Special Obligation Bonds, Social Bonds, 3.564%, 7/15/23	$4,400	$ 4,372,060
Total Taxable Municipal Obligations (identified cost $4,400,000)		$ 4,372,060

U.S. Treasury Obligations — 8.1%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
2.125%, 11/30/23	$50,372	$ 49,197,512
2.75%, 11/15/23	16,991	16,702,324
Total U.S. Treasury Obligations (identified cost $65,981,272)		$ 65,899,836

Short-Term Investments — 4.2%
Affiliated Fund — 2.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(9)	16,358,525	$ 16,358,525
Total Affiliated Fund (identified cost $16,358,525)		$ 16,358,525
Commercial Paper — 2.2%
Security	Principal Amount (000's omitted)	Value
General Motors Financial Co., Inc., 5.44%, 2/27/23(10)(11)	$10,000	$ 9,916,581
Jabil, Inc., 5.34%, 1/9/23(10)(11)	8,000	7,988,715
Total Commercial Paper (identified cost $17,906,750)		$ 17,905,296

Securities Lending Collateral — 0.0%(12)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(13)	11,138	$ 11,138
Total Securities Lending Collateral (identified cost $11,138)		$ 11,138
Total Short-Term Investments (identified cost $34,276,413)		$ 34,274,959
Total Investments — 98.3% (identified cost $814,838,818)		$799,130,134

Other Assets, Less Liabilities — 1.7%	$ 14,140,974
Net Assets — 100.0%	$813,271,108

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $292,747,464 or 36.0% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2022.
(3)	Represents an investment in an issuer that may be deemed to be an affiliate.
(4)	All or a portion of this security was on loan at December 31, 2022. The aggregate market value of securities on loan at December 31, 2022 was $10,908 and the total market value of the collateral received by the Fund was $11,138, comprised of cash.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	May be deemed to be an affiliated company.
(7)	Restricted security. Total market value of restricted securities amounts to $945,740, which represents 0.1% of the net assets of the Fund as of December 31, 2022.
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

Calvert
Ultra-Short Duration Income Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.
(10)	Security exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At December 31, 2022, the aggregate value of these securities is $17,905,296 representing 2.2% of the Fund’s net assets.
(11)	Rate shown is the discount rate at date of purchase.
(12)	Amount is less than 0.05%.
(13)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	22	Long	3/31/23	$4,511,719	$5,907
U.S. 5-Year Treasury Note	(72)	Short	3/31/23	(7,770,938)	(1,812)
					$4,095
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$1,000,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
USD	– United States Dollar
At December 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended December 31, 2022, the Fund used futures contracts to hedge interest rate risk and to manage duration.
Affiliated Investments
At December 31, 2022, the value of the Fund's investment in Calvert Impact Capital, Inc. and in issuers and funds that may be deemed to be affiliated was $22,692,219, which represents 2.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 3.518%, (1 mo. USD LIBOR + 0.70%), 11/15/34	$12,102,189	$ —	$ (12,174,000)	$2,632	$ 69,179	$ —	$ 16,655	$ —
Series 2017-CLS, Class B, 3.668%, (1 mo. USD LIBOR + 0.85%), 11/15/34	11,614,402	—	(11,690,000)	—	75,598	—	16,675	—

Calvert
Ultra-Short Duration Income Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Series 2019-BPR, Class A, 5.968%, (1 mo. USD LIBOR + 1.65%), 5/15/36	$ 5,491,866	$ —	$ —	$ —	$(103,912)	$ 5,387,954	$ 73,027	$ 5,628,970
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	928,760	—	—	—	16,980	945,740	3,750	1,000,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	27,008,480	150,186,678	(160,836,633)	—	—	16,358,525	110,845	16,358,525
Total				$ 2,632	$ 57,845	$22,692,219	$220,952

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$134,811,012	$ —	$134,811,012
Collateralized Mortgage Obligations	—	33,980,421	—	33,980,421
Commercial Mortgage-Backed Securities	—	50,081,713	—	50,081,713
Corporate Bonds	—	471,413,039	—	471,413,039
High Social Impact Investments	—	945,740	—	945,740
Senior Floating-Rate Loans	—	3,351,354	—	3,351,354
Taxable Municipal Obligations	—	4,372,060	—	4,372,060
U.S. Treasury Obligations	—	65,899,836	—	65,899,836
Short-Term Investments:
Affiliated Fund	16,358,525	—	—	16,358,525
Commercial Paper	—	17,905,296	—	17,905,296
Securities Lending Collateral	11,138	—	—	11,138
Total Investments	$16,369,663	$782,760,471	$ —	$799,130,134
Futures Contracts	$5,907	$ —	$ —	$5,907
Total	$16,375,570	$782,760,471	$ —	$799,136,041
Liability Description
Futures Contracts	$(1,812)	$ —	$ —	$(1,812)
Total	$(1,812)	$ —	$ —	$(1,812)

Calvert
Ultra-Short Duration Income Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.